Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Property, Plant and Equipment [Line Items]
Cost, Beginning	$ 20	$ 538	$ 541
Exchange realignment	(1,594)		(3)
Additions	291	2
Additions from acquisition of subsidiaries	135,925	18
Disposal of subsidiaries	(63,451)	(538)
Cost, Ending	71,191	20	538
Accumulated Depreciation, Beginning	(8)	(529)	(531)
Charge for the year	(1,766)	(12)	(6)
Accumulated Depreciation, Exchange realignment	9		8
Accumulated Depreciation, Disposal of subsidiaries	628	533
Accumulated Depreciation, Ending	(1,137)	(8)	(529)
Property, Plant and Equipment	70,054	12	9	$ 10
Hotel Property [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning	0	0	0
Exchange realignment	(1,614)		0
Additions	15	0
Additions from acquisition of subsidiaries	135,592	0
Disposal of subsidiaries	(63,444)	0
Cost, Ending	70,549	0	0
Accumulated Depreciation, Beginning	0	0	0
Charge for the year	(1,621)	0	0
Accumulated Depreciation, Exchange realignment	11		0
Accumulated Depreciation, Disposal of subsidiaries	623	0
Accumulated Depreciation, Ending	(987)	0	0
Property, Plant and Equipment	69,562	0	0
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning	0	1	1
Exchange realignment	0		0
Additions	0	0
Additions from acquisition of subsidiaries	0	0
Disposal of subsidiaries	0	(1)
Cost, Ending	0	0	1
Accumulated Depreciation, Beginning	0	(1)	(1)
Charge for the year	0	0	0
Accumulated Depreciation, Exchange realignment	0		0
Accumulated Depreciation, Disposal of subsidiaries	0	1
Accumulated Depreciation, Ending	0	0	(1)
Property, Plant and Equipment	0	0	0
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning	20	537	540
Exchange realignment	1		(3)
Additions	57	2
Additions from acquisition of subsidiaries	79	18
Disposal of subsidiaries	(7)	(537)
Cost, Ending	150	20	537
Accumulated Depreciation, Beginning	(8)	(528)	(530)
Charge for the year	(25)	(12)	(6)
Accumulated Depreciation, Exchange realignment	0		8
Accumulated Depreciation, Disposal of subsidiaries	5	532
Accumulated Depreciation, Ending	(28)	(8)	(528)
Property, Plant and Equipment	122	12	9
Right of use Assets [Member]
Property, Plant and Equipment [Line Items]
Cost, Beginning	0	0	0
Exchange realignment	19		0
Additions	219	0
Additions from acquisition of subsidiaries	254	0
Disposal of subsidiaries	0	0
Cost, Ending	492	0	0
Accumulated Depreciation, Beginning	0	0	0
Charge for the year	(120)	0	0
Accumulated Depreciation, Exchange realignment	(2)		0
Accumulated Depreciation, Disposal of subsidiaries	0	0
Accumulated Depreciation, Ending	(122)	0	0
Property, Plant and Equipment	$ 370	$ 0	$ 0